Accumulated other comprehensive loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Actuarial loss relating to pension	$ (4.8)	$ (2.1)
Total accumulated other comprehensive loss	$ (4.8)	$ (2.1)
Income tax rate, related to actuarial loss related to pension	24.00%	25.00%
Other comprehensive (Income) loss, pension and other postretirement benefit plans, tax	$ 1.2	$ 0.5